UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tactical Income
Central Fund

June 30, 2012

1.816017.108

TP1-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
Comcast Corp.:
3.125% 7/15/22	$ 2,295,000	$ 2,307,774
4.65% 7/15/42	4,197,000	4,205,016
5.15% 3/1/20	5,729,000	6,654,990
6.5% 1/15/17	4,401,000	5,241,367
6.55% 7/1/39	3,304,000	4,122,246
Discovery Communications LLC 6.35% 6/1/40	2,738,000	3,329,594
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,650,431
6.4% 4/30/40	5,208,000	6,370,728
News America Holdings, Inc. 7.75% 12/1/45	2,912,000	3,565,304
News America, Inc. 6.15% 2/15/41	5,444,000	6,374,293
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	5,258,290
5.85% 5/1/17	15,866,000	18,651,419
Time Warner, Inc. 6.2% 3/15/40	7,609,000	8,870,260
Viacom, Inc. 6.75% 10/5/37	2,840,000	3,611,719
		83,213,431
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17	1,144,000	1,150,044
3.25% 5/15/22	1,357,000	1,365,940
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	4,073,364
Fortune Brands, Inc.:
5.375% 1/15/16	344,000	382,720
5.875% 1/15/36	3,363,000	3,886,068
6.375% 6/15/14	1,962,000	2,149,328
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	4,105,000	4,368,984
		17,376,448
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,790,785
6.125% 2/1/18	3,784,000	4,536,619
6.5% 8/11/17	3,770,000	4,576,128
6.5% 2/9/40	1,101,000	1,416,174
		21,319,706
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	$ 4,444,000	$ 6,177,427
9.7% 11/10/18	4,681,000	6,480,695
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	8,281,488
7.25% 6/15/37	9,291,000	11,240,549
		32,180,159
TOTAL CONSUMER STAPLES		70,876,313
ENERGY - 2.7%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	5,140,000	5,434,949
5.35% 3/15/20 (c)	4,099,000	4,476,329
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,758,763
5% 10/1/21	3,309,000	3,582,711
Transocean, Inc.:
5.05% 12/15/16	3,323,000	3,605,714
6.375% 12/15/21	4,387,000	5,021,351
		26,879,817
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,385,000	17,879,785
Apache Corp. 3.25% 4/15/22	3,414,000	3,567,859
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	837,368
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,045,242
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,694,000	1,980,931
6.85% 1/15/40 (c)	2,664,000	3,364,456
Nakilat, Inc. 6.067% 12/31/33 (c)	2,653,000	2,951,463
Nexen, Inc. 6.4% 5/15/37	2,340,000	2,482,494
Petro-Canada 6.05% 5/15/18	1,960,000	2,320,540
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,613,285
5.375% 1/27/21	7,945,000	8,562,891
5.75% 1/20/20	7,357,000	8,047,660
6.75% 1/27/41	3,123,000	3,663,229
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/24/22 (c)	$ 5,000,000	$ 5,425,000
5.5% 6/27/44 (c)	5,599,000	5,752,973
6.5% 6/2/41 (c)	12,435,000	14,642,213
Phillips 66:
4.3% 4/1/22 (c)	4,867,000	5,124,007
5.875% 5/1/42 (c)	4,167,000	4,491,601
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,320,953
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,253,000	3,505,108
6.75% 9/30/19 (c)	2,130,000	2,550,236
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,128,415
4.6% 6/15/21	1,165,000	1,231,468
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,198,638
Western Gas Partners LP 5.375% 6/1/21	6,459,000	7,149,403
Williams Partners LP 4.125% 11/15/20	1,086,000	1,137,204
		125,974,422
TOTAL ENERGY		152,854,239
FINANCIALS - 9.4%
Capital Markets - 1.5%
BlackRock, Inc. 3.375% 6/1/22	4,981,000	5,058,599
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,219,000	5,305,354
5.75% 1/24/22	3,778,000	3,991,007
5.95% 1/18/18	4,700,000	5,032,732
6.75% 10/1/37	13,609,000	13,351,858
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,561,000
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,606,540
7.125% 5/15/15	8,210,000	8,966,486
Morgan Stanley:
4.75% 4/1/14	1,352,000	1,364,013
5.5% 7/28/21	5,948,000	5,864,437
5.75% 1/25/21	3,941,000	3,888,581
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 7,000,000	$ 7,322,462
7.3% 5/13/19	3,747,000	4,049,848
		90,362,917
Commercial Banks - 1.2%
Bank of America NA 5.3% 3/15/17	3,196,000	3,328,829
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,291,749
Discover Bank:
7% 4/15/20	5,075,000	5,910,269
8.7% 11/18/19	4,894,000	6,083,746
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,253,084
8.25% 3/1/38	1,976,000	2,684,797
Fifth Third Bank 4.75% 2/1/15	556,000	591,561
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	2,885,000	2,866,969
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	2,943,083
HSBC Holdings PLC 4% 3/30/22	4,734,000	4,919,734
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,418,917
KeyBank NA 6.95% 2/1/28	850,000	1,010,631
Marshall & Ilsley Bank 5% 1/17/17	5,586,000	6,023,987
Regions Bank:
6.45% 6/26/37	7,089,000	6,947,220
7.5% 5/15/18	9,588,000	10,786,500
Regions Financial Corp.:
5.75% 6/15/15	877,000	920,850
7.75% 11/10/14	4,089,000	4,416,120
		72,398,046
Consumer Finance - 0.1%
Discover Financial Services 5.2% 4/27/22	3,503,000	3,667,221
Diversified Financial Services - 1.6%
Bank of America Corp.:
3.875% 3/22/17	2,890,000	2,945,294
5.65% 5/1/18	3,780,000	4,043,935
5.75% 12/1/17	11,300,000	12,064,920
6.5% 8/1/16	5,000,000	5,492,645
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	11,454,210
Capital One Capital V 10.25% 8/15/39	4,973,000	5,072,460
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,248,159
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.875% 1/30/42	$ 4,081,000	$ 4,462,990
6.125% 5/15/18	12,282,000	13,720,578
6.5% 8/19/13	1,131,000	1,185,084
JPMorgan Chase & Co.:
4.35% 8/15/21	5,816,000	6,142,818
4.5% 1/24/22	15,434,000	16,638,763
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,229,953
5.15% 3/15/20	1,651,000	1,888,330
		91,590,139
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	3,591,000	3,810,543
Aon Corp.:
3.125% 5/27/16	4,779,000	4,981,051
5% 9/30/20	1,574,000	1,747,537
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,950,345
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	11,559,000	11,501,205
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	5,184,000	5,342,350
6.625% 4/15/42	3,736,000	3,852,698
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,457,000	5,495,750
6.5% 3/15/35 (c)	4,626,000	4,737,496
6.7% 8/15/16 (c)	7,190,000	8,060,314
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,223,205
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,856,000	3,066,961
MetLife, Inc. 6.75% 6/1/16	3,550,000	4,164,182
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,400,000	2,926,147
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,542,000	4,502,934
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	2,904,172
4.75% 9/17/15	6,617,000	7,125,000
5.8% 11/16/41	3,660,000	3,836,353
6.2% 11/15/40	1,815,000	1,982,966
7.375% 6/15/19	1,370,000	1,672,993
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (c)	$ 3,545,000	$ 3,625,681
Unum Group 5.625% 9/15/20	3,364,000	3,620,734
		98,130,617
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,583,131
Boston Properties, Inc. 3.85% 2/1/23	3,754,000	3,792,471
DDR Corp. 4.625% 7/15/22	2,001,000	1,976,406
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,165,400
5.375% 10/15/12	3,311,000	3,314,973
7.5% 4/1/17	2,084,000	2,391,880
9.625% 3/15/16	3,458,000	4,201,667
Duke Realty LP:
4.375% 6/15/22	3,137,000	3,155,511
5.4% 8/15/14	5,099,000	5,416,153
5.5% 3/1/16	3,680,000	3,924,974
5.95% 2/15/17	1,473,000	1,629,281
6.25% 5/15/13	3,511,000	3,628,791
6.5% 1/15/18	4,735,000	5,369,225
Equity One, Inc.:
5.375% 10/15/15	606,000	642,041
6% 9/15/17	3,026,000	3,284,814
6.25% 12/15/14	2,601,000	2,785,981
6.25% 1/15/17	2,250,000	2,428,643
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,699,491
5.9% 4/1/20	1,116,000	1,275,807
6% 7/15/12	1,635,000	1,636,906
6.2% 1/15/17	1,240,000	1,393,905
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,835,808
6.65% 1/15/18	2,850,000	3,087,339
UDR, Inc. 5.5% 4/1/14	5,815,000	6,123,957
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,695,062
		73,439,617
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,948,782
6.3% 6/1/13	4,580,000	4,732,688
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 4,800,000	$ 4,942,622
4.25% 7/15/22	2,470,000	2,469,923
6.125% 4/15/20	1,499,000	1,682,325
Brandywine Operating Partnership LP 5.7% 5/1/17	2,297,000	2,439,561
Colonial Properties Trust 5.5% 10/1/15	16,890,000	17,862,340
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,157,105
ERP Operating LP:
4.625% 12/15/21	9,765,000	10,614,477
4.75% 7/15/20	3,181,000	3,501,616
5.2% 4/1/13	4,695,000	4,835,052
5.5% 10/1/12	5,628,000	5,693,189
5.75% 6/15/17	1,306,000	1,507,471
Liberty Property LP:
4.125% 6/15/22	2,690,000	2,716,819
4.75% 10/1/20	4,767,000	5,076,455
5.5% 12/15/16	3,166,000	3,512,319
6.625% 10/1/17	3,452,000	3,997,861
Mack-Cali Realty LP 4.5% 4/18/22	1,607,000	1,650,215
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,558,455
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	625,000	636,166
5.5% 1/15/14 (c)	4,295,000	4,395,975
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,318,193
Simon Property Group LP:
4.125% 12/1/21	3,187,000	3,398,037
4.2% 2/1/15	1,628,000	1,716,531
5.1% 6/15/15	2,362,000	2,570,404
Tanger Properties LP:
6.125% 6/1/20	4,142,000	4,778,841
6.15% 11/15/15	7,034,000	7,820,676
		115,534,098
TOTAL FINANCIALS		545,122,655
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	6,000,000	6,272,160
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	$ 7,371,000	$ 7,763,801
4.75% 11/15/21 (c)	5,254,000	5,818,406
Express Scripts, Inc.:
3.125% 5/15/16	4,462,000	4,647,392
6.25% 6/15/14	1,213,000	1,326,407
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,239,193
		22,795,199
TOTAL HEALTH CARE		29,067,359
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
United Technologies Corp.:
3.1% 6/1/22	5,535,000	5,804,864
4.5% 6/1/42	5,535,000	6,088,987
		11,893,851
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	749,492	800,083
6.648% 3/15/19	1,713,320	1,805,496
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,400,975	1,457,014
8.36% 1/20/19	7,146,000	7,574,760
		11,637,353
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,756,000	2,907,580
TOTAL INDUSTRIALS		26,438,784
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,022,997
6.55% 10/1/17	2,336,000	2,790,011
		7,813,008
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
4.5% 5/15/21	$ 1,794,000	$ 1,863,008
6.4% 3/15/16	2,814,000	3,219,095
		5,082,103
TOTAL INFORMATION TECHNOLOGY		12,895,111
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,099,823
4.25% 11/15/20	2,576,000	2,796,596
7.6% 5/15/14	10,261,000	11,423,202
		19,319,621
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	447,000	444,076
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,096,000	5,366,598
		5,810,674
TOTAL MATERIALS		25,130,295
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
5.55% 8/15/41	7,300,000	8,713,514
6.3% 1/15/38	4,683,000	5,840,441
6.8% 5/15/36	6,735,000	8,741,249
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	6,305,568
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	2,104,460
6.45% 6/15/21	4,557,000	4,745,122
7.6% 9/15/39	526,000	508,476
Embarq Corp. 7.995% 6/1/36	1,949,000	2,037,908
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	19,858,417
		58,855,155
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	$ 7,088,000	$ 7,274,181
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,148,142
		13,422,323
TOTAL TELECOMMUNICATION SERVICES		72,277,478
UTILITIES - 2.4%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,226,373
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,488,869
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,446,000	3,840,464
6.4% 9/15/20 (c)	9,269,000	10,497,143
Edison International 3.75% 9/15/17	2,719,000	2,868,450
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	6,760,201
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,613,000	8,367,167
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,102,545
3.75% 11/15/20	612,000	627,456
Pacific Gas & Electric Co. 3.25% 9/15/21	797,000	835,774
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,421,407
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,967,956
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,874,528
6% 12/1/39	2,651,000	3,323,397
Tampa Electric Co. 4.1% 6/15/42	962,000	970,597
		64,172,327
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	3,132,215
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,677,613
		4,809,828
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,292,842
6.5% 5/1/18	5,340,000	6,173,547
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,285,020
		9,751,409
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
2.7606% 9/30/66 (h)	$ 9,537,000	$ 8,549,949
7.5% 6/30/66 (h)	5,100,000	5,437,875
National Grid PLC 6.3% 8/1/16	6,883,000	7,944,090
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,263,524
5.25% 2/15/43	3,793,000	3,851,196
5.4% 7/15/14	1,450,000	1,562,794
5.45% 9/15/20	6,486,000	7,281,670
5.8% 2/1/42	2,772,000	3,065,247
5.95% 6/15/41	5,116,000	5,725,080
6.15% 3/1/13	1,985,000	2,052,627
6.4% 3/15/18	4,379,000	5,117,588
Sempra Energy 2.3% 4/1/17	5,425,000	5,562,290
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,850,000	4,004,000
		62,417,930
TOTAL UTILITIES		141,151,494
TOTAL NONCONVERTIBLE BONDS (Cost $1,066,998,692)		1,159,027,159
U.S. Government and Government Agency Obligations - 30.2%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	18,064,929
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	26,380,267	27,822,515
2.125% 2/15/40	234,170	333,220
2.125% 2/15/41	31,541,713	45,154,387
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		73,310,122
U.S. Treasury Obligations - 28.6%
U.S. Treasury Bonds:
3% 5/15/42	70,321,000	73,815,110
3.125% 2/15/42	154,146,000	165,875,586
3.75% 8/15/41	17,968,000	21,704,787
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.25% 2/28/14	$ 51,950,000	$ 51,901,271
0.375% 6/30/13	202,592,000	202,837,339
0.625% 7/15/14	103,330,000	103,935,410
0.875% 4/30/17	310,929,000	313,455,298
1% 3/31/17	38,927,000	39,480,503
1.5% 12/31/13 (e)	201,110,000	204,692,171
1.75% 5/15/22	36,990,000	37,325,203
1.875% 10/31/17	8,000	8,444
2% 2/15/22	369,244,000	381,965,554
3.5% 5/31/13	57,184,000	58,874,931
TOTAL U.S. TREASURY OBLIGATIONS		1,655,871,607
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,693,097,951)		1,747,246,658
U.S. Government Agency - Mortgage Securities - 53.4%

Fannie Mae - 39.5%
1.867% 5/1/34 (h)	1,601,879	1,666,198
2.019% 9/1/33 (h)	933,302	969,547
2.15% 3/1/35 (h)	131,736	139,003
2.258% 12/1/34 (h)	134,059	140,574
2.32% 6/1/36 (h)	163,591	174,555
2.332% 3/1/35 (h)	73,934	77,890
2.383% 8/1/36 (h)	2,377,549	2,529,282
2.424% 10/1/33 (h)	111,146	117,798
2.495% 5/1/33 (h)	33,998	35,708
2.597% 5/1/35 (h)	289,136	307,625
2.609% 11/1/36 (h)	1,751,805	1,878,811
2.665% 7/1/37 (h)	372,165	399,147
2.688% 7/1/35 (h)	241,444	258,128
2.796% 5/1/36 (h)	526,418	564,583
2.981% 3/1/36 (h)	553,182	593,288
3% 4/1/27 to 5/1/27	64,881,647	68,033,402
3% 7/1/27 (d)	43,800,000	45,891,739
3.144% 3/1/36 (h)	858,541	914,229
3.5% 1/1/26 to 5/1/42	49,075,126	51,866,316
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 7/1/42 (d)	$ 14,000,000	$ 14,717,353
3.5% 7/1/42 (d)	14,000,000	14,717,353
3.5% 7/1/42 (d)	23,300,000	24,493,880
3.5% 7/1/42 (d)	23,300,000	24,493,880
3.5% 7/1/42 (d)	51,000,000	53,613,215
3.5% 8/1/42 (d)	46,600,000	48,853,059
3.5% 8/1/42 (d)	28,000,000	29,353,769
3.5% 8/1/42 (d)	36,800,000	38,579,240
4% 4/1/39 to 7/1/42	171,944,530	184,631,814
4% 9/1/41	181,881	194,698
4% 10/1/41	7,994,876	8,584,167
4% 7/1/42 (d)	8,500,000	9,047,499
4% 7/1/42 (d)	5,800,000	6,173,588
4% 7/1/42 (d)	72,300,000	76,956,966
4% 7/1/42 (d)	87,700,000	93,348,906
4% 7/1/42 (d)	79,300,000	84,407,848
4% 7/1/42 (d)	8,000,000	8,515,294
4% 8/1/42 (d)	82,000,000	87,131,207
4% 8/1/42 (d)	53,400,000	56,741,542
4.13% 7/1/35 (h)	1,012,745	1,064,756
4.5% 6/1/18 to 11/1/41	204,634,447	221,657,100
4.5% 7/1/42 (d)	52,300,000	56,114,621
4.5% 7/1/42 (d)	22,700,000	24,355,677
4.5% 7/1/42 (d)	15,200,000	16,308,647
4.5% 7/1/42 (d)	11,400,000	12,231,485
4.5% 7/1/42 (d)	11,400,000	12,231,485
4.5% 7/1/42 (d)	52,300,000	56,114,621
4.5% 7/1/42 (d)	4,500,000	4,828,218
4.5% 8/1/42 (d)	9,500,000	10,185,482
4.5% 8/1/42 (d)	4,800,000	5,146,349
4.5% 8/1/42 (d)	10,000,000	10,721,560
5% 2/1/18 to 6/1/40	105,709,570	114,727,338
5% 7/1/42 (d)	60,000,000	64,942,278
5.5% 10/1/17 to 3/1/40 (d)	198,484,815	217,999,798
5.5% 7/1/42 (d)	3,700,000	4,035,659
5.5% 7/1/42 (d)	63,000,000	68,715,278
5.5% 7/1/42 (d)	62,000,000	67,624,559
5.5% 7/1/42 (d)	1,000,000	1,090,719
5.5% 7/1/42 (d)	7,100,000	7,744,103
6% 5/1/15 to 6/1/40	165,198,531	181,885,271
6% 7/1/42 (d)	37,900,000	41,651,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 7/1/42 (d)	$ 37,900,000	$ 41,651,801
6.5% 1/1/13 to 11/1/16	310,871	328,090
7% 8/1/12 to 6/1/32	3,159,308	3,561,483
7.5% 2/1/22 to 11/1/31	1,967,012	2,293,088
8% 6/1/29	720	853
TOTAL FANNIE MAE		2,290,325,221
Freddie Mac - 8.6%
2.374% 1/1/35 (h)	110,520	116,607
2.399% 4/1/35 (h)	1,283,986	1,362,358
2.74% 5/1/35 (h)	1,209,258	1,295,067
3.446% 10/1/35 (h)	232,687	249,557
3.5% 4/1/32 to 6/1/42	52,616,313	55,393,058
4% 6/1/24 to 4/1/42	108,362,255	115,723,783
4% 9/1/41	1,852,095	1,985,210
4% 7/1/42 (d)	23,000,000	24,411,390
4.5% 7/1/25 to 10/1/41	131,580,930	142,151,742
5% 11/1/33 to 1/1/41	63,994,632	69,194,392
5.5% 8/1/23 to 2/1/40	64,757,225	70,248,436
6% 7/1/37 to 8/1/37	4,283,514	4,707,212
6.5% 9/1/39	9,019,891	10,102,656
7.5% 11/1/16 to 6/1/32	904,145	1,045,870
8% 7/1/25 to 10/1/27	29,787	34,794
8.5% 2/1/19 to 5/1/22	2,654	3,071
12% 11/1/19	1,660	1,780
TOTAL FREDDIE MAC		498,026,983
Ginnie Mae - 5.3%
3.5% 1/15/41 to 5/15/42	29,691,919	31,871,980
3.5% 7/1/42 (d)	1,800,000	1,926,262
4% 1/15/25 to 12/15/41	48,460,095	52,884,291
4.5% 5/15/39 to 4/15/41	96,921,638	106,564,898
5% 3/15/39 to 9/15/41	79,390,996	87,995,488
5.5% 11/20/33 to 12/15/38	9,547,154	10,603,459
6% 9/20/38	6,916,287	7,740,082
7% 6/15/24 to 9/15/32	4,014,759	4,641,615
7.5% 3/15/22 to 8/15/28	1,101,527	1,266,643
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 4/15/24 to 12/15/25	$ 83,305	$ 96,874
8.5% 8/15/29 to 11/15/31	135,703	160,571
TOTAL GINNIE MAE		305,752,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,058,913,223)		3,094,104,367
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7153% 4/25/35 (h)	690,684	426,744
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6953% 4/25/35 (h)	60,912	59,216
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	303,000	3,030
Airspeed Ltd. Series 2007-1A Class C1, 2.7418% 6/15/32 (c)(h)	4,546,282	2,341,335
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9453% 12/25/33 (h)	51,839	39,228
Series 2004-R2 Class M3, 0.7953% 4/25/34 (h)	70,927	25,470
Series 2005-R2 Class M1, 0.6953% 4/25/35 (h)	1,342,000	1,190,993
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (h)	31,145	22,401
Series 2006-W4 Class A2C, 0.4053% 5/25/36 (h)	853,110	214,963
Capital Trust Ltd. Series 2004-1 Class A2, 0.6938% 7/20/39 (c)(h)	78,187	61,768
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3853% 12/25/36 (h)	1,172,000	419,656
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (h)	60,407	18,728
Series 2004-3 Class M4, 1.2153% 4/25/34 (h)	103,878	46,681
Series 2004-4 Class M2, 1.0403% 6/25/34 (h)	382,121	204,824
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	4,347,000
Fannie Mae Series 2004-T5 Class AB3, 1.0694% 5/28/35 (h)	25,289	15,926
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4203% 8/25/34 (h)	$ 189,000	$ 112,880
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0703% 3/25/34 (h)	10,322	4,108
Fremont Home Loan Trust Series 2005-A Class M4, 1.2653% 1/25/35 (h)	236,000	33,674
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(h)	1,531,000	611,635
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	878,640	847,888
GE Business Loan Trust Series 2003-1 Class A, 0.6718% 4/15/31 (c)(h)	131,942	123,849
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7953% 9/25/46 (c)(h)	911,785	863,734
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5653% 8/25/33 (h)	831,071	653,916
Series 2003-3 Class M1, 1.5353% 8/25/33 (h)	443,491	340,534
Series 2003-5 Class A2, 0.9453% 12/25/33 (h)	21,396	16,890
Series 2006-1 Class 2A3, 0.4703% 4/25/36 (h)	67,432	67,199
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4353% 1/25/37 (h)	805,000	256,691
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3753% 11/25/36 (h)	808,000	737,397
Keycorp Student Loan Trust Series 1999-A Class A2, 0.7906% 12/27/29 (h)	337,404	299,068
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3703% 7/25/33 (h)	3,526,326	2,601,102
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2203% 7/25/34 (h)	51,062	34,659
Series 2006-FM1 Class A2B, 0.3553% 4/25/37 (h)	804,729	722,156
Series 2006-OPT1 Class A1A, 0.5053% 6/25/35 (h)	907,773	728,276
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5853% 8/25/34 (h)	37,283	27,723
Series 2005-NC1 Class M1, 0.6853% 1/25/35 (h)	260,000	157,819
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	2,575,000	103,000
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7553% 9/25/35 (h)	928,000	495,439
Ocala Funding LLC:
Series 2005-1A Class A, 1.7438% 3/20/10 (b)(c)(h)	347,000	0
Series 2006-1A Class A, 1.6438% 3/20/11 (b)(c)(h)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4953% 9/25/34 (h)	346,000	146,834
Class M4, 1.6953% 9/25/34 (h)	444,000	93,173
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0453% 4/25/33 (h)	$ 3,323	$ 2,740
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(h)	237,383	231,986
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (h)	827,000	474,047
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9703% 9/25/34 (h)	41,332	14,035
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1053% 9/25/34 (h)	18,730	13,688
TOTAL ASSET-BACKED SECURITIES (Cost $27,591,995)		20,254,103
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.3%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4238% 12/20/54 (h)	1,954,000	1,699,980
Class M1, 0.5838% 12/20/54 (h)	515,000	414,575
Series 2007-1:
Class 1M1, 0.5438% 12/20/54 (h)	785,000	631,925
Class 2M1, 0.7438% 12/20/54 (h)	4,428,000	3,564,540
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.3657% 1/20/44 (h)	2,564,032	2,306,347
Class 1C, 2.9157% 1/20/44 (h)	279,947	204,361
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4553% 5/25/47 (h)	512,168	315,488
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4153% 2/25/37 (h)	738,882	496,917
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5353% 7/25/35 (h)	2,998,217	2,371,602
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5908% 7/10/35 (c)(h)	371,694	313,743
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6953% 6/25/33 (c)(h)	88,232	83,020
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	1,631,269
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	$ 22,394	$ 18,495
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (h)	2,128,000	1,701,077
TOTAL PRIVATE SPONSOR		15,753,339
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,728,451	4,101,451
Series 1999-57 Class PH, 6.5% 12/25/29	2,899,223	3,258,969
TOTAL U.S. GOVERNMENT AGENCY		7,360,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,599,601)		23,113,759
Commercial Mortgage Securities - 4.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3022% 2/14/43 (h)(i)	5,844,454	96,837
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A2, 5.317% 9/10/47	4,475,018	4,500,548
Class A3, 5.39% 9/10/47	3,670,000	3,861,721
Series 2007-3 Class A3, 5.6008% 6/10/49 (h)	8,000,000	8,192,544
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7118% 3/15/22 (c)(h)	400,000	388,020
Class G, 0.7718% 3/15/22 (c)(h)	259,000	243,473
Series 2006-BIX1:
Class F, 0.5518% 10/15/19 (c)(h)	1,030,000	957,900
Class G, 0.5718% 10/15/19 (c)(h)	1,218,000	1,120,560
Class H, 0.6118% 10/15/19 (c)(h)	1,445,000	1,257,150
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0953% 12/25/33 (c)(h)	37,399	26,937
Series 2004-1:
Class A, 0.6053% 4/25/34 (c)(h)	538,526	445,106
Class B, 2.1453% 4/25/34 (c)(h)	59,895	35,132
Class M1, 0.8053% 4/25/34 (c)(h)	48,599	34,604
Class M2, 1.4453% 4/25/34 (c)(h)	43,637	30,739
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class A1, 0.5553% 8/25/35 (c)(h)	$ 678,354	$ 469,038
Class M1, 0.6753% 8/25/35 (c)(h)	50,195	24,586
Class M2, 0.7253% 8/25/35 (c)(h)	83,181	37,319
Class M3, 0.7453% 8/25/35 (c)(h)	45,893	18,996
Series 2005-3A:
Class A2, 0.6453% 11/25/35 (c)(h)	237,756	149,932
Class M2, 0.7353% 11/25/35 (c)(h)	51,853	28,123
Class M3, 0.7553% 11/25/35 (c)(h)	46,476	24,151
Class M4, 0.8453% 11/25/35 (c)(h)	57,999	27,634
Series 2005-4A:
Class A2, 0.6353% 1/25/36 (c)(h)	832,529	578,371
Class B1, 1.6453% 1/25/36 (c)(h)	67,788	9,396
Class M1, 0.6953% 1/25/36 (c)(h)	268,715	116,984
Class M2, 0.7153% 1/25/36 (c)(h)	80,371	31,272
Class M3, 0.7453% 1/25/36 (c)(h)	117,715	41,136
Class M4, 0.8553% 1/25/36 (c)(h)	61,293	18,793
Class M5, 0.8953% 1/25/36 (c)(h)	61,293	16,137
Class M6, 0.9453% 1/25/36 (c)(h)	65,352	9,252
Series 2006-1:
Class A2, 0.6053% 4/25/36 (c)(h)	130,700	84,428
Class M6, 0.8853% 4/25/36 (c)(h)	43,994	14,634
Series 2006-2A:
Class A1, 0.4753% 7/25/36 (c)(h)	1,280,714	865,287
Class A2, 0.5253% 7/25/36 (c)(h)	115,412	76,768
Class B3, 2.9453% 7/25/36 (c)(h)	50,515	1,752
Class M1, 0.5553% 7/25/36 (c)(h)	121,227	46,892
Class M2, 0.5753% 7/25/36 (c)(h)	85,441	30,073
Class M3, 0.5953% 7/25/36 (c)(h)	67,100	17,027
Class M4, 0.6653% 7/25/36 (c)(h)	45,181	11,205
Class M5, 0.7153% 7/25/36 (c)(h)	55,469	9,685
Class M6, 0.7853% 7/25/36 (c)(h)	88,125	11,369
Series 2006-3A:
Class B1, 1.0453% 10/25/36 (c)(h)	12,924	105
Class M4, 0.6753% 10/25/36 (c)(h)	89,901	6,883
Class M5, 0.7253% 10/25/36 (c)(h)	113,836	5,992
Class M6, 0.8053% 10/25/36 (c)(h)	222,676	5,289
Series 2006-4A:
Class A1, 0.4753% 12/25/36 (c)(h)	817,783	528,465
Class A2, 0.5153% 12/25/36 (c)(h)	1,823,977	795,467
Class B1, 0.9453% 12/25/36 (c)(h)	54,480	1,772
Class M1, 0.5353% 12/25/36 (c)(h)	131,716	36,176
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M2, 0.5553% 12/25/36 (c)(h)	$ 83,611	$ 17,004
Class M3, 0.5853% 12/25/36 (c)(h)	84,756	11,559
Class M4, 0.6453% 12/25/36 (c)(h)	101,364	11,824
Class M5, 0.6853% 12/25/36 (c)(h)	93,346	8,817
Class M6, 0.7653% 12/25/36 (c)(h)	83,611	5,684
Series 2007-1 Class A2, 0.5153% 3/25/37 (c)(h)	342,785	171,527
Series 2007-2A:
Class A1, 0.5153% 7/25/37 (c)(h)	1,346,724	726,094
Class A2, 0.5653% 7/25/37 (c)(h)	1,261,562	380,862
Class B1, 1.8453% 7/25/37 (c)(h)	309,820	11,385
Class M1, 0.6153% 7/25/37 (c)(h)	422,205	42,109
Class M2, 0.6553% 7/25/37 (c)(h)	162,386	13,503
Class M3, 0.7353% 7/25/37 (c)(h)	162,386	11,671
Class M4, 0.8953% 7/25/37 (c)(h)	464,786	30,203
Class M5, 0.9953% 7/25/37 (c)(h)	411,379	22,288
Class M6, 1.2453% 7/25/37 (c)(h)	518,193	22,947
Series 2007-3:
Class A2, 0.5353% 7/25/37 (c)(h)	498,832	234,785
Class B1, 1.1953% 7/25/37 (c)(h)	297,370	21,415
Class B2, 1.8453% 7/25/37 (c)(h)	774,636	25,134
Class B3, 4.2453% 7/25/37 (c)(h)	3,675	48
Class M1, 0.5553% 7/25/37 (c)(h)	261,050	62,812
Class M2, 0.5853% 7/25/37 (c)(h)	276,940	50,009
Class M3, 0.6153% 7/25/37 (c)(h)	453,432	62,450
Class M4, 0.7453% 7/25/37 (c)(h)	711,076	84,765
Class M5, 0.8453% 7/25/37 (c)(h)	356,957	34,209
Class M6, 1.0453% 7/25/37 (c)(h)	269,562	18,928
Series 2007-4A:
Class M1, 1.1953% 9/25/37 (c)(h)	117,259	7,592
Class M2, 1.2953% 9/25/37 (c)(h)	117,259	6,031
Class M4, 1.8453% 9/25/37 (c)(h)	310,068	11,942
Class M5, 1.9953% 9/25/37 (c)(h)	310,068	9,147
Class M6, 2.1953% 9/25/37 (c)(h)	295,980	5,143
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class H, 0.8918% 3/15/19 (c)(h)	263,590	253,055
Class J, 1.0918% 3/15/19 (c)(h)	265,000	241,490
Series 2007-BBA8:
Class D, 0.4918% 3/15/22 (c)(h)	271,000	244,693
Class E, 0.5418% 3/15/22 (c)(h)	1,409,000	1,244,046
Class F, 0.5918% 3/15/22 (c)(h)	864,000	745,570
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater: - continued
Series 2007-BBA8:
Class G, 0.6418% 3/15/22 (c)(h)	$ 222,000	$ 187,130
Class H, 0.7918% 3/15/22 (c)(h)	271,000	223,013
Class J, 0.9418% 3/15/22 (c)(h)	271,000	216,238
C-BASS Trust floater Series 2006-SC1 Class A, 0.5153% 5/25/36 (c)(h)	463,293	387,363
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5718% 8/15/21 (c)(h)	105,018	101,459
Class H, 0.6118% 8/15/21 (c)(h)	231,000	215,882
Series 2007-FL3A Class A2, 0.3818% 4/15/22 (c)(h)	210,040	200,935
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7918% 4/15/17 (c)(h)	43,273	42,351
Class H, 0.8618% 4/15/17 (c)(h)	112,000	86,240
Class J, 1.0918% 4/15/17 (c)(h)	86,000	55,900
Series 2005-FL11:
Class F, 0.6918% 11/15/17 (c)(h)	97,179	88,341
Class G, 0.7418% 11/15/17 (c)(h)	67,463	59,978
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	20,000,000	19,919,600
Class AJFX, 5.478% 2/5/19 (c)	2,410,000	2,390,493
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6783% 6/15/39 (h)	15,075,000	16,141,873
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	10,000,000	10,725,040
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3918% 2/15/22 (c)(h)	4,655,000	4,189,500
Class C:
0.4118% 2/15/22 (c)(h)	1,212,000	1,078,680
0.5118% 2/15/22 (c)(h)	433,000	376,710
Class F, 0.5618% 2/15/22 (c)(h)	866,000	736,100
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,881,143
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	22,259,887
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.4298% 11/5/21 (c)(h)	4,685,000	4,417,632
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(h)	$ 2,443,590	$ 2,407,528
Class F, 0.6788% 6/6/20 (c)(h)	543,000	527,498
Series 2007-EOP:
Class D, 2.2018% 3/6/20 (c)(h)	4,485,000	4,440,033
Class H, 3.3004% 3/6/20 (c)(h)	480,000	476,150
Class J, 4.0852% 3/6/20 (c)(h)	690,000	687,379
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	583,314	584,341
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4718% 11/15/18 (c)(h)	84,163	79,955
Class E, 0.5218% 11/15/18 (c)(h)	126,635	117,295
Class F, 0.5718% 11/15/18 (c)(h)	190,147	167,329
Class G, 0.6018% 11/15/18 (c)(h)	165,210	133,820
Class H, 0.7418% 11/15/18 (c)(h)	126,663	100,064
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (h)	1,962,358	2,014,583
Series 2007-LD11 Class A4, 5.8174% 6/15/49 (h)	28,895,000	31,721,047
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5818% 9/15/21 (c)(h)	743,007	638,644
Class G, 0.6018% 9/15/21 (c)(h)	3,111,988	2,581,515
Class H, 0.6418% 9/15/21 (c)(h)	378,548	298,879
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,383,186	1,403,717
Series 2005-MCP1 Class A2, 4.556% 6/12/43	528,861	529,746
Series 2007-C1 Class A4, 5.8473% 6/12/50 (h)	3,500,000	3,888,763
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (h)	6,350,000	6,914,121
Series 2007-7 Class B, 5.7462% 6/12/50 (h)	1,365,000	76,865
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.432% 10/15/20 (c)(h)	434,000	373,240
Class E, 0.492% 10/15/20 (c)(h)	542,000	439,020
Class F, 0.542% 10/15/20 (c)(h)	326,000	257,540
Class G, 0.582% 10/15/20 (c)(h)	402,000	309,540
Class H, 0.672% 10/15/20 (c)(h)	253,000	164,450
Class J, 0.822% 10/15/20 (c)(h)	148,108	59,243
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater Series 2007-XLFA:
Series 2006-T23 Class A3, 5.809% 8/12/41 (h)	$ 2,485,000	$ 2,552,937
Series 2007-HQ12 Class A4, 5.5994% 4/12/49 (h)	4,350,000	4,570,928
Series 2007-IQ14 Class B, 5.7212% 4/15/49 (h)	3,845,000	1,060,443
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5218% 9/15/21 (c)(h)	906,000	717,724
Class F, 0.5818% 9/15/21 (c)(h)	1,220,000	929,872
Class G, 0.6018% 9/15/21 (c)(h)	1,156,000	843,522
Class J, 0.8418% 9/15/21 (c)(h)	257,000	118,140
Series 2007-WHL8 Class F, 0.7218% 6/15/20 (c)(h)	1,931,000	1,409,630
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,801,095
Series 2007-C30 Class A5, 5.342% 12/15/43	10,810,000	11,665,147
Series 2007-C31:
Class A4, 5.509% 4/15/47	9,200,000	10,068,728
Class A5, 5.5% 4/15/47	3,760,000	4,099,096
Series 2007-C32 Class A3, 5.7357% 6/15/49 (h)	11,740,000	12,784,848
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,563,765
Series 2007-C31 Class C, 5.6834% 4/15/47 (h)	4,335,000	890,756
Series 2007-C31A Class A2, 5.421% 4/15/47	1,887,980	1,951,663
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.8998% 2/15/51 (h)	28,730,000	32,195,614
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $281,079,337)		275,790,102
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,400,000	1,445,276
California Gen. Oblig.:
7.5% 4/1/34	6,765,000	8,451,109
7.55% 4/1/39	1,275,000	1,639,548
7.6% 11/1/40	3,455,000	4,492,606
7.625% 3/1/40	1,885,000	2,437,003
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	755,000	837,220
TOTAL MUNICIPAL SECURITIES (Cost $18,018,029)		19,302,762
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
Russian Federation:
4.5% 4/4/22 (c)	$ 2,400,000	$ 2,517,120
5.625% 4/4/42 (c)	3,000,000	3,206,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,309,238)		5,723,520
Money Market Funds - 14.9%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $861,637,019)	861,637,019	861,637,019
TOTAL INVESTMENT PORTFOLIO - 124.4% (Cost $7,039,245,085)		7,206,199,449
NET OTHER ASSETS (LIABILITIES) - (24.4)%		(1,415,418,503)
NET ASSETS - 100%		$ 5,790,780,946
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 7/1/42	$ (100,000)	(105,124)
3.5% 7/1/42	(46,600,000)	(48,987,761)
3.5% 7/1/42	(28,000,000)	(29,434,706)
4% 7/1/42	(5,000,000)	(5,322,059)
4% 7/1/42	(800,000)	(851,529)
4% 7/1/42	(5,800,000)	(6,173,588)
4% 7/1/42	(3,000,000)	(3,193,235)
4% 7/1/42	(82,000,000)	(87,281,759)
4% 7/1/42	(79,300,000)	(84,407,848)
4% 7/1/42	(9,000,000)	(9,579,705)
4% 7/1/42	(8,000,000)	(8,515,294)
4% 7/1/42	(8,000,000)	(8,515,294)
4.5% 7/1/42	(24,500,000)	(26,286,964)
4.5% 7/1/42	(4,600,000)	(4,935,512)
4.5% 7/1/42	(63,000,000)	(67,595,050)
4.5% 7/1/42	(9,500,000)	(10,192,904)
4.5% 7/1/42	(11,400,000)	(12,231,485)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 7/1/42	$ (52,300,000)	$ (56,114,621)
4.5% 7/1/42	(4,500,000)	(4,828,218)
5% 7/1/42	(200,000)	(216,474)
5% 7/1/42	(700,000)	(757,660)
5% 7/1/42	(10,200,000)	(11,040,187)
5.5% 7/1/42	(3,700,000)	(4,035,659)
5.5% 7/1/42	(24,000,000)	(26,177,249)
5.5% 7/1/42	(62,000,000)	(67,624,559)
5.5% 7/1/42	(62,000,000)	(67,624,559)
5.5% 7/1/42	(1,000,000)	(1,090,719)
6% 7/1/42	(37,900,000)	(41,651,801)
6% 7/1/42	(37,900,000)	(41,651,801)
TOTAL TBA SALE COMMITMENTS (Proceeds $736,474,411)		$ (736,423,324)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($493,386))	Dec. 2018	$ 6,500,000	373,381
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($824,972))	Dec. 2018	6,500,000	619,951
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($649,248))	Dec. 2018	6,500,000	619,951
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($160,742))

	March 2018	$ 5,000,000	$ 379,970
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($361,676))	March 2019	4,259,546	258,481
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,800,000) (g)	Sept. 2037	6,044,999	(5,720,402)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $966,000) (g)	Sept. 2037	1,692,600	(1,601,713)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,520,000) (g)	Sept. 2037	4,835,999	(4,576,322)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $581,250) (g)	Sept. 2037	1,007,500	(953,400)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,077,000) (g)

	Sept. 2037	$ 5,480,799	$ (5,186,498)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,242,000) (g)	Sept. 2037	1,853,800	(1,754,257)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,691,000) (g)	Sept. 2037	3,062,799	(2,898,337)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-C) (f)	Oct. 2034	212,460	(91,559)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)	August 2034	176,953	(130,242)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (f)	April 2032	29,939	(20,526)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (f)

	Oct. 2034	$ 227,769	$ (125,087)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	173,429	(147,186)
		$ 53,558,592	$ (20,953,795)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,306,149 or 4.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $24,552,679.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 377,123
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,159,027,159	$ -	$ 1,159,027,159	$ -
U.S. Government and Government Agency Obligations	1,747,246,658	-	1,747,246,658	-
U.S. Government Agency - Mortgage Securities	3,094,104,367	-	3,094,104,367	-
Asset-Backed Securities	20,254,103	-	8,138,481	12,115,622
Collateralized Mortgage Obligations	23,113,759	-	21,168,747	1,945,012
Commercial Mortgage Securities	275,790,102	-	259,196,545	16,593,557
Municipal Securities	19,302,762	-	19,302,762	-
Foreign Government and Government Agency Obligations	5,723,520	-	5,723,520	-
Money Market Funds	861,637,019	861,637,019	-	-
Total Investments in Securities:	$ 7,206,199,449	$ 861,637,019	$ 6,313,908,239	$ 30,654,191
Derivative Instruments:
Assets
Swap Agreements	$ 2,251,734	$ -	$ 2,251,734	$ -
Liabilities
Swap Agreements	$ (23,205,529)	$ -	$ (22,690,929)	$ (514,600)
Total Derivative Instruments:	$ (20,953,795)	$ -	$ (20,439,195)	$ (514,600)
Other Financial Instruments:
TBA Sale Commitments	$ (736,423,324)	$ -	$ (736,423,324)	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $7,034,995,055. Net unrealized appreciation aggregated $171,204,394, of which $206,546,806 related to appreciated investment securities and $35,342,412 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $24,799,046 representing 0.40% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2012

1.938137.100

IPB-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 44,559,555	$ 46,447,312
0.125% 4/15/17	18,233,393	19,272,985
0.125% 1/15/22	45,568,350	48,326,689
0.5% 4/15/15	25,361,624	26,354,049
0.625% 7/15/21	40,195,487	44,874,019
1.125% 1/15/21	37,898,010	43,712,948
1.25% 4/15/14	18,581,458	19,204,740
1.25% 7/15/20	33,097,060	38,538,319
1.375% 7/15/18	16,800,159	19,211,187
1.375% 1/15/20	21,537,389	25,099,451
1.625% 1/15/15	24,561,071	26,132,197
1.625% 1/15/18	17,032,617	19,494,117
1.875% 7/15/13	28,197,729	28,896,806
1.875% 7/15/15	22,145,190	24,119,791
1.875% 7/15/19	17,759,025	21,274,749
2% 1/15/14	28,932,389	30,069,013
2% 7/15/14	26,093,283	27,674,736
2% 1/15/16	21,501,862	23,816,633
2.125% 1/15/19	15,659,632	18,770,763
2.375% 1/15/17	18,814,239	21,749,612
2.5% 7/15/16	21,695,874	24,880,598
2.625% 7/15/17	16,129,991	19,198,254
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $618,913,554)	617,118,968
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,146,016
NET ASSETS - 100%	$ 620,264,984
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $618,913,554. Net unrealized depreciation aggregated $1,794,586, of which $3,185,917 related to appreciated investment securities and $4,980,503 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012